Reserves for Future Policy Benefits and Claims Payable - Reserve for Future Policy Benefits and Claims Payable Balances (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		$ 9,637,000,000			$ 12,437,000,000
Other future policy benefits and claims payable		1,550,000,000			1,580,000,000
Reserves for future policy benefits and claims payable	$ 12,318,000,000	12,318,000,000	[1]	$ 15,190,000,000	15,190,000,000	[1]	$ 16,796,000,000
Payout Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		1,042,000,000			1,249,000,000
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		4,161,000,000			5,449,000,000
Other future policy benefits and claims payable		1,131,000,000			1,173,000,000
Closed Block Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Total other contract holder funds		$ 4,434,000,000			$ 5,739,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.